Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,309	¥ 2,125	[1]
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	1,910	1,832
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	376	209
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 23	¥ 84

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).